Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections period		5 years
Impairment of goodwill	$ 6,815
Additional information for cash flow projection period		5 years
E-commerce and retail logistics for sports distribution business within the consumer health segment
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections period	5 years	5 years
Pre-tax discount rate (%)	18.10%	18.10%
Terminal value growth rate (%)	3.00%	3.00%
Impairment of goodwill	$ 6,815	$ 0
Cancer genetic testing services within the diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate (%)		20.00%
Sales of medical diagnostics products within the diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate (%)		17.00%